UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09607

                                       Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                          Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                          Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 32.7%

	REAL ESTATE INVESTMENT TRUSTS — 5.2%
2,185,580	Seritage Growth Properties (a)	$82,614,924

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 25.1%
22,730,687	The St. Joe Co. (a)(b)(c)	400,060,091

	RETAIL DEPARTMENT STORES — 1.4%
9,138,591	Sears Holdings Corp. (a)(b)(c)(d)	21,475,689

	UTILITIES — 1.0%
850,000	Vistra Energy Corp. (b)	16,107,500

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,185,529,867)		520,258,204

	FOREIGN EQUITY SECURITIES — 0.8%

	CANADA — 0.8%

	METALS & MINING — 0.8%
7,027,352	Imperial Metals Corp. (a)(b)	12,979,133

TOTAL FOREIGN EQUITY SECURITIES (COST $65,617,874)		12,979,133

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 21.3%

	MORTGAGE FINANCE — 21.3%
	Federal Home Loan Mortgage Corp.
21,561,768	7.875%, Series Z (b)(e)	$152,010,464
1,277,600	6.550%, Series Y (b)	7,154,560
546,286	5.100%, Series H (b)	5,572,117
	Federal National Mortgage Association
23,800,609	7.750%, Series S (b)(e)	167,794,293
942,060	7.625%, Series R (b)	5,520,472
310,179	6.750%, Series Q (b)	1,814,547

		339,866,453

	RETAIL DEPARTMENT STORES — 0.0%
15,134	Sears Roebuck Acceptance Corp. 7.400% (a)(c)(d)	146,194

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $219,277,199)		340,012,647

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Shares		Value

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
218,419	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	$65,526

TOTAL WARRANTS (COST $3,881,918)		65,526

Principal

	DOMESTIC CORPORATE BONDS — 6.0%

	CAPITAL GOODS — 2.3%
$ 38,923,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (g)	36,221,744

	RETAIL DEPARTMENT STORES — 3.7%
140,893,000	Sears Holdings Corp.
	8.000%, 12/15/2019 (a)(c)(d)	55,779,539
6,765,000	Sears Roebuck Acceptance Corp.
	7.500%, 10/15/2027 (a)(c)(d)	2,821,681

		58,601,220

TOTAL DOMESTIC CORPORATE BONDS (COST $181,333,260)		94,822,964

	FOREIGN CORPORATE BONDS — 8.4%

	CANADA — 8.4%

	METALS & MINING — 8.4%
	Imperial Metals Corp.
143,223,000	7.000%, 03/15/2019 (a)(g)	133,369,258

TOTAL FOREIGN CORPORATE BONDS (COST $140,258,030)		133,369,258

Principal		Value

	COMMERCIAL PAPER — 26.1%

	AUTO MANUFACTURERS — 0.8%
$13,000,000	Ford Motor Credit Co.
	1.621%, 03/05/2018 (g)(h)	$12,997,107

	AUTOMOTIVE RETAIL — 3.5%
	AutoNation, Inc.
23,500,000	2.051%, 03/01/2018 (g)(h)	23,498,681
18,000,000	2.051%, 03/05/2018 (g)(h)	17,994,900
15,000,000	2.051%, 03/06/2018 (g)(h)	14,994,887

		56,488,468

	ENERGY SERVICES — 0.9%
14,000,000	Duke Energy Corp.
	1.741%, 03/01/2018 (g)(h)	13,999,337

	FOOD PRODUCTS — 4.6%
23,000,000	Conagra Brands, Inc.
	1.841%, 03/09/2018 (g)(h)	22,988,730
32,000,000	Kraft Heinz Co.
	2.003%, 03/27/2018 (g)(h)	31,947,536
18,000,000	Mondelez International, Inc.
	1.702%, 03/08/2018 (g)(h)	17,992,968

		72,929,234

	HOME FURNISHINGS — 1.5%
	Mohawk Industries, Inc.
14,000,000	1.751%, 03/06/2018 (g)(h)	13,995,933
10,000,000	1.822%, 03/20/2018 (g)(h)	9,989,722

		23,985,655

	MANAGED HEALTH CARE — 0.9%
14,795,000	Humana, Inc.
	1.922%, 03/16/2018 (g)(h)	14,781,993

	MULTIMEDIA — 3.0%
	Viacom, Inc.
21,000,000	2.152%, 03/14/2018 (g)(h)	20,985,284
27,000,000	2.203%, 03/21/2018 (g)(h)	26,970,737

		47,956,021

	OIL & GAS STORAGE & TRANSPORTATION — 2.9%
	Energy Transfer Partners
38,000,000	2.203%, 03/06/2018 (g)(h)	37,987,048
7,400,000	2.252%, 03/14/2018 (g)(h)	7,394,000

		45,381,048

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 26.1%

	OIL & NATURAL GAS EXPLORATION — 4.4%
	Canadian Natural Resources Ltd.
$15,500,000	1.952%, 03/02/2018 (g)(h)	$15,498,360
20,000,000	2.082%, 03/08/2018 (g)(h)	19,991,400
12,000,000	2.123%, 03/13/2018 (g)(h)	11,991,507
23,000,000	2.082%, 03/15/2018 (g)(h)	22,981,121

		70,462,388

	RAILROADS — 1.8%
	Kansas City Southern
7,000,000	2.002%, 03/07/2018 (g)(h)	6,997,210
21,000,000	2.002%, 03/09/2018 (g)(h)	20,989,185

		27,986,395

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
	Arrow Electronics Co.
10,000,000	2.000%, 03/05/2018 (g)(h)	9,997,167
19,000,000	2.153%, 03/22/2018 (g)(h)	18,975,083

		28,972,250

TOTAL COMMERCIAL PAPER (COST $415,957,211)		415,939,896

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
	U.S. Treasury Bills
$50,000,000	1.245%, 04/26/2018 (h)	$49,881,195

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,903,322)		49,881,195

Shares

	MONEY MARKET FUNDS — 1.6%
25,278,640	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.28% (i)	25,278,640

TOTAL MONEY MARKET FUNDS (COST $25,278,640)		25,278,640

	MISCELLANEOUS INVESTMENTS — 1.9%(j)
(COST $30,045,668)		30,936,465

TOTAL INVESTMENTS — 101.9% (COST $2,317,082,989)		1,623,543,928

	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%	(30,149,328)

NET ASSETS — 100.0%		$1,593,394,600

(a)	Affiliated Company. See Note 2.
(b)	Non-income producing security.
(c)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $480,348,720, which represents 30.15% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2018 Carrying Value Per Unit

$140,893,000	Sears Holdings Corp., 8.000%	09/09/2015-10/30/2015	$142,252,083	$39.59
9,138,591	Sears Holdings Corp. Common Stock	01/15/2008-12/11/2015	$478,288,940	$ 2.35
218,419	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,881,918	$ 0.30
$6,765,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,048,220	$41.71
15,134	Sears Roebuck Acceptance Corp., 7.400% Preferred Stock	09/08/2015-09/24/2015	$248,912	$ 9.66
22,730,687	The St. Joe Co.	12/12/2007-10/13/2010	$601,313,309	$17.60

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

(d)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(e)	Variable rate security. Rates shown are the effective rates as of February 28, 2018.
(f)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(g)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $585,530,898, which represents 36.75% of The Fairholme Fund’s net assets.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of February 28, 2018.
(j)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 8.3%

	DIVERSIFIED TELECOMMUNICATIONS — 1.1%
80,000	AT&T, Inc.	$2,904,000

	REAL ESTATE INVESTMENT TRUSTS — 7.2%
280,000	Clipper Realty, Inc.	2,492,000
413,000	Seritage Growth Properties	15,611,400

		18,103,400

TOTAL DOMESTIC EQUITY SECURITIES (COST $21,454,248)		21,007,400

	DOMESTIC PREFERRED EQUITY SECURITIES — 12.1%

	CONSUMER FINANCE — 2.7%
268,500	GMAC Capital Trust I, Inc.
	7.624%, Series 2 (a)	6,927,300

	MORTGAGE FINANCE — 6.7%
	Federal Home Loan Mortgage Corp.
779,724	6.550%, Series Y (b)	4,366,454
396,000	5.100%, Series H (b)	4,039,200
98,355	6.000%, Series P (b)	1,063,218
	Federal National Mortgage Association
418,508	7.000%, Series O (a)(b)	4,582,663
500,000	6.750%, Series Q (b)	2,925,000

		16,976,535

	OIL & NATURAL GAS EXPLORATION — 1.4%
	Chesapeake Energy Corp.
42,416	5.000%	2,137,766
2,000	5.750%	1,113,540
600	5.750% (c)	334,062
100	5.750% (c)	56,532

		3,641,900

Shares		Value

	RETAIL DEPARTMENT STORES — 1.3%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	$1,720,504
149,931	7.400% (d)(e)	1,448,333

		3,168,837

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $29,019,132)		30,714,572

Principal

	DOMESTIC CORPORATE BONDS — 19.7%

	CAPITAL GOODS — 7.2%
$ 6,450,000	HC2 Holdings, Inc.
	11.000%, 12/01/2019 (c)	$6,627,375
12,500,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (c)	11,632,500

		18,259,875

	CAPITAL MARKETS — 2.2%
5,300,000	The Goldman Sachs Group, Inc.
	5.700%, Series L (f)(g)	5,451,580

	DIVERSIFIED BANKS — 4.4%
3,247,000	Bank of America Corp. (3 mo. LIBOR + 3.630%)
	5.397% (f)(h)	3,251,871
5,290,000	Citigroup, Inc.
	5.800%, Series N (f)(g)	5,489,433
2,450,000	Wells Fargo & Co.
	7.980%, Series K (f)(g)	2,492,875

		11,234,179

	RETAIL DEPARTMENT STORES — 4.7%
29,520,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)(e)	11,687,166
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	39,625
11,000	6.750%, 01/15/2028 (d)(e)	4,654
40,000	6.500%, 12/01/2028 (d)(e)	16,952
50,000	7.000%, 06/01/2032 (d)(e)	20,985

		11,769,382

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS (CONTINUED) — 19.7%

	TELECOMMUNICATION SERVICES — 1.2%
$3,000,000	CenturyLink, Inc.
.	6.750%, 12/01/2023	$2,970,000

TOTAL DOMESTIC CORPORATE BONDS (COST $66,439,578)		49,685,016

	FOREIGN CORPORATE BONDS — 9.1%

	CANADA — 9.1%

	METALS & MINING — 9.1%
	Imperial Metals Corp.
24,725,000	7.000%, 03/15/2019 (c)	23,023,920

TOTAL FOREIGN CORPORATE BONDS (COST $24,076,121)		23,023,920

	MUNICIPAL BONDS — 2.3%

	WISCONSIN — 2.3%
	Public Finance Authority, Industrial Improvements, Refunding Revenue, Taxable Pass Through, Natgasoline LLC
5,788,125	10.000%, 06/30/2021 (c)	5,803,753

TOTAL MUNICIPAL BONDS (COST $5,768,657)		5,803,753

	FLOATING RATE LOAN INTERESTS — 3.2%

	OIL & NATURAL GAS EXPLORATION — 3.2%
	Chesapeake Energy Corp., Term Loan 1L (3 mo. LIBOR + 7.500%)
7,500,000	8.954%, 08/23/2021 (c)(h)	7,962,000

TOTAL FLOATING RATE LOAN INTERESTS (COST $8,075,000)		7,962,000

	COMMERCIAL PAPER — 38.5%

	AUTOMOTIVE RETAIL — 4.3%
	AutoNation, Inc.
11,000,000	2.051%, 03/07/2018 (c)(i)	10,995,615

Principal		Value

	COMMERCIAL PAPER — 38.5%

	DIVERSIFIED TECHNOLOGY — 2.8%
	Suncor Energy, Inc.
$7,000,000	1.842%, 03/09/2018 (c)(i)	$6,996,911

	ENERGY SERVICES — 2.0%
	Duke Energy Corp.
5,000,000	1.741%, 03/01/2018 (c)(i)	4,999,763

	FOOD PRODUCTS — 5.5%
	Conagra Brands, Inc.
7,000,000	1.841%, 03/09/2018 (c)(i)	6,996,570
	Mondelez International, Inc.
7,000,000	1.821%, 03/05/2018 (c)(i)	6,998,313

		13,994,883

	HOME FURNISHINGS — 2.7%
	Mohawk Industries, Inc.
7,000,000	1.822%, 03/20/2018 (c)(i)	6,992,805

	LODGING — 2.2%
	Wyndham Worldwide Co.
5,500,000	2.151%, 03/06/2018 (c)(i)	5,498,125

	MULTIMEDIA — 2.8%
	Viacom, Inc.
7,000,000	2.152%, 03/13/2018 (c)(i)	6,995,463

	OIL & GAS STORAGE & TRANSPORTATION — 4.3%
	Energy Transfer Partners
11,000,000	2.203%, 03/06/2018 (c)(i)	10,996,251

	OIL & NATURAL GAS EXPLORATION — 6.3%
	Canadian Natural Resources Ltd.
4,000,000	2.081%, 03/05/2018 (c)(i)	3,998,933
7,000,000	2.082%, 03/15/2018 (c)(i)	6,994,254
	Telus Corp.
5,000,000	1.801%, 03/13/2018 (c)(i)	4,996,759

		15,989,946

	RAILROADS — 2.8%
	Kansas City Southern
7,000,000	2.002%, 03/07/2018 (c)(i)	6,997,210

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 38.5%

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
	Arrow Electronics, Inc.
$4,000,000	2.000%, 03/05/2018 (c)(i)	$3,998,867
3,000,000	2.203%, 03/09/2018 (c)(i)	2,998,455

		6,997,322

TOTAL COMMERCIAL PAPER (COST $97,458,039)		97,454,294

	U.S. GOVERNMENT OBLIGATIONS — 2.0%
	U.S. Treasury Bills
3,000,000	1.245%, 04/26/2018 (i)	2,992,872
2,000,000	1.365%, 10/11/2018 (i)	1,977,351

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,977,212)		4,970,223

Shares		Value

	MONEY MARKET FUNDS — 5.3%
13,518,251	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.28% (j)	$13,518,251

TOTAL MONEY MARKET FUNDS (COST $13,518,251)		13,518,251

	MISCELLANEOUS INVESTMENTS — 1.2%(k)

(COST $2,905,963)		2,972,400

TOTAL INVESTMENTS — 101.7% (COST $273,692,201)		257,111,829
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%	(4,243,972)

NET ASSETS — 100.0%		$252,867,857

(a)	Variable rate security. Rates shown are the effective rates as of February 28, 2018.
(b)	Non-income producing security.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $152,894,436, which represents 60.46% of The Income Fund’s net assets.
(d)	Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $14,938,219, which represents 5.91% of The Income Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	02/28/2018 Carrying Value Per Unit
$29,520,500	Sears Holdings Corp., 8.000%	08/17/2015-05/25/2017	$27,103,944	$39.59
178,106	Sears Roebuck Acceptance Corp., 7.000% Preferred Stock	08/18/2015-08/28/2015	$2,550,795	$9.66
149,931	Sears Roebuck Acceptance Corp., 7.400% Preferred Stock	08/18/2015-08/26/2015	$2,150,510	$9.66
$95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$41.71
$11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$42.31
$40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$42.38
$50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$41.97

(e)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(h)	Floating rate security. Rate shown is the effective rate as of February 28, 2018.
(i)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(j)	Annualized based on the 1-day yield as of February 28, 2018.
(k)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 17.2%

	REAL ESTATE INVESTMENT TRUSTS — 6.2%
175,918	Seritage Growth Properties	$6,649,700

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.8%
426,748	The St. Joe Co. (a)(b)(c)	7,322,996

	RETAIL DEPARTMENT STORES — 3.1%
1,425,398	Sears Holdings Corp. (a)(b)(c)	3,349,685

	UTILITIES — 1.1%
60,000	Vistra Energy Corp. (c)	1,137,000

TOTAL DOMESTIC EQUITY SECURITIES (COST $69,767,599)
		18,459,381

	FOREIGN EQUITY SECURITIES — 4.6%

	CANADA — 4.6%

	METALS & MINING — 4.6%
2,686,983	Imperial Metals Corp. (c)	4,962,711

TOTAL FOREIGN EQUITY SECURITIES (COST $27,105,770)
		4,962,711

	DOMESTIC PREFERRED EQUITY SECURITIES — 21.9%

	MORTGAGE FINANCE — 19.2%
	Federal Home Loan Mortgage Corp.
2,063,569	7.875%, Series Z (c)(d)	14,548,161
	Federal National Mortgage Association
859,918	7.750%, Series S (c)(d)	6,062,422

		20,610,583

	OIL & NATURAL GAS EXPLORATION — 2.7%
	Chesapeake Energy Corp.
5,121	5.750%	2,851,219

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $15,995,319)		23,461,802

Shares		Value

	WARRANTS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
404,784	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(f)	$121,435

TOTAL WARRANTS (COST $2,980,056)		121,435

Principal

	DOMESTIC CORPORATE BONDS — 4.4%

	CAPITAL GOODS — 4.4%
$5,121,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (e)	4,765,603

TOTAL DOMESTIC CORPORATE BONDS (COST $4,747,200)		4,765,603

	COMMERCIAL PAPER — 36.4%

	AUTOMOTIVE RETAIL — 3.8%
4,000,000	AutoNation, Inc.
	2.051%, 03/07/2018 (e)(g)	3,998,406

	ENERGY SERVICES — 2.8%
3,000,000	Duke Energy Corp.
	1.741%, 03/01/2018 (e)(g)	2,999,858

	FOOD PRODUCTS — 5.6%
3,000,000	Conagra Brands, Inc.
	1.781%, 03/07/2018 (e)(g)	2,998,862
3,000,000	Mondelez International, Inc.
	1.821%, 03/05/2018 (e)(g)	2,999,277

		5,998,139

	HOME FURNISHINGS — 2.8%
3,000,000	Mohawk Industries, Inc.
	1.791%, 03/09/2018 (e)(g)	2,998,676

	LODGING — 2.8%
3,000,000	Wyndham Worldwide Co.
	2.151%, 03/06/2018 (e)(g)	2,998,978

	MULTIMEDIA — 2.8%
3,000,000	Viacom, Inc.
	2.152%, 03/13/2018 (e)(g)	2,998,055

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 36.4%

	OIL & GAS STORAGE & TRANSPORTATION — 3.7%
$4,000,000	Energy Transfer Partners 2.252%, 03/14/2018 (e)(g)	$3,996,757

	OIL & NATURAL GAS EXPLORATION — 6.5%
4,000,000	Canadian Natural Resources Ltd. 2.082%, 03/08/2018 (e)(g)	3,998,280
3,000,000	Telus Corp.
	1.801%, 03/13/2018 (e)(g)	2,998,055

		6,996,335

	RAILROADS — 2.8%
3,000,000	Kansas City Southern
	1.951%, 03/02/2018 (e)(g)	2,999,663

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
3,000,000	Arrow Electronics Co.
	2.000%, 03/05/2018 (e)(g)	2,999,150

TOTAL COMMERCIAL PAPER (COST $38,985,367)		38,984,017

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$5,000,000	U.S. Treasury Bills 1.404%, 05/17/2018 (g)	$4,983,143

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,985,295)		4,983,143

Shares

	MONEY MARKET FUNDS — 6.4%
6,844,358	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.28% (h)	6,844,358

TOTAL MONEY MARKET FUNDS (COST $6,844,358)		6,844,358

	MISCELLANEOUS INVESTMENTS — 3.5%(i)

(COST $3,216,940)		$3,704,450

TOTAL INVESTMENTS — 99.2% (COST $174,627,904)		106,286,900

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%	872,433

NET ASSETS — 100.0%		$107,159,333

(a)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $10,794,116, which represents 10.07% of The Allocation Fund’s net assets. Information related to these securities is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2018 Carrying Value Per Unit
1,425,398	Sears Holdings Corp.	12/16/2011-12/10/2014	$53,325,603	$2.35
404,784	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/17/2014-11/24/2014	$2,980,056	$0.30
426,748	The St. Joe Co.	08/08/2017-09/05/2017	$8,066,747	$17.16

(b)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of February 28, 2018.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $43,749,620 which represents 40.83% of The Allocation Fund’s net assets.
(f)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 28, 2018.
(i)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2018, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2018, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Funds and other investment entities managed by the Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Company’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of February 28, 2018, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/18
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$21,475,689	$21,475,689
Other Industries*	498,782,515	—	498,782,515
Foreign Equity Securities*	12,979,133	—	12,979,133
Domestic Preferred Equity Securities
Mortgage Finance	339,866,453	—	339,866,453
Retail Department Stores	—	146,194	146,194
Warrants*	—	65,526	65,526
Domestic Corporate Bonds*	—	94,822,964	94,822,964
Foreign Corporate Bonds*	—	133,369,258	133,369,258
Commercial Paper*	—	415,939,896	415,939,896
U.S. Government Obligations	—	49,881,195	49,881,195
Money Market Funds	25,278,640	—	25,278,640
Miscellaneous Investments	30,936,465	—	30,936,465

TOTAL INVESTMENTS	$907,843,206	$715,700,722	$1,623,543,928

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$21,007,400	$—	$21,007,400
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	2,137,766	1,504,134	3,641,900
Retail Department Stores	—	3,168,837	3,168,837
Other Industries*	23,903,835	—	23,903,835
Domestic Corporate Bonds*	—	49,685,016	49,685,016
Foreign Corporate Bonds*	—	23,023,920	23,023,920
Municipal Bonds*	—	5,803,753	5,803,753
Floating Rate Loan Interests*	—	7,962,000	7,962,000
Commercial Paper*	—	97,454,294	97,454,294
U.S. Government Obligations	—	4,970,223	4,970,223
Money Market Funds	13,518,251	—	13,518,251
Miscellaneous Investments	—	2,972,400	2,972,400

TOTAL INVESTMENTS	$60,567,252	$196,544,577	$257,111,829

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/18

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$3,349,685	$3,349,685
Real Estate Management & Development	—	7,322,996	7,322,996
Other Industries*	7,786,700	—	7,786,700
Foreign Equity Securities*	4,962,711	—	4,962,711
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	—	2,851,219	2,851,219
Mortgage Finance	20,610,583	—	20,610,583
Warrants*	—	121,435	121,435
Domestic Corporate Bonds*	—	4,765,603	4,765,603
Commercial Paper*	—	38,984,017	38,984,017
U.S. Government Obligations	—	4,983,143	4,983,143
Money Market Funds	6,844,358	—	6,844,358
Miscellaneous Investments	3,704,450	—	3,704,450

TOTAL INVESTMENTS	$43,908,802	$62,378,098	$106,286,900

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Funds had no transfers between Level 1 and Level 2 during the period ended February 28, 2018. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 28, 2018, or November 30, 2017.

Warrants: The Funds’ investments in warrants as of February 28, 2018, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the period ended February 28, 2018, had an average monthly market value of approximately $73,170 and $135,603, respectively.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of February 28, 2018, amounted to $709,312,035 representing 44.52% of the Fairholme Fund’s net assets.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2018 (unaudited)

Transactions in The Fairholme Fund during the period ended February 28, 2018, in which the issuer was an affiliate are as follows:

	November 30, 2017	Gross Additions	Gross Deductions	February 28, 2018
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,027,352	—	—	7,027,352	$12,979,133	$—	$—	$342,265
Sears Holdings Corp.	13,535,991	—	4,397,400	9,138,591	21,475,689	(318,744,149)	—	300,256,212
Seritage Growth Properties	2,185,580	—	—	2,185,580	82,614,924	—	546,395	(6,338,182)
The St. Joe Co.	22,730,687	—	—	22,730,687	400,060,091	—	—	(27,276,825)
Sears Roebuck Acceptance Corp. 7.400%	15,134	—	—	15,134	146,194	—	6,999	1,815
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	218,419	—	—	218,419	65,526	—	—	(32,763)
Imperial Metals Corp., Expire 12/22/2017(a)	4,797,852	—	4,797,852	—	—	—	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$143,223,000	$—	$—	$143,223,000	133,369,258	—	3,156,890	(1,566,640)
Sears Holdings Corp. 6.625%, 10/15/2018(a)	$7,580,000	$—	$7,580,000	$—	—	—	—	—
Sears Holdings Corp. 8.000%, 12/15/2019	$140,893,000	$—	$—	$140,893,000	55,779,539	—	2,703,485	(17,276,977)
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$6,765,000	$—	$—	$6,765,000	2,821,681	—	147,054	(50,694)

Total					$709,312,035	$(318,744,149)	$6,560,823	$248,058,211

(a)  Security is no longer held in the portfolio at February 28, 2018.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date April 25, 2018

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date April 25, 2018

* Print the name and title of each signing officer under his or her signature.